Commitments and Contingencies (Details Narrative) (FaceBank Group, Inc. Pre-Merger) (10-K) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020 USD ($) Integer	Mar. 31, 2019 USD ($)	Dec. 31, 2019 USD ($) Integer $ / shares shares	Sep. 30, 2020 USD ($)	Dec. 31, 2018 USD ($)
Common stock issued for lease settlement		$ 130
Closed Litigation [Member]
Loss contingency, accrued			$ 500	$ 500
FaceBank Group, Inc Pre-Merger [Member] | Closed Litigation [Member]
Number of legal matters | Integer	2		2
Loss contingency, accrued	$ 524		$ 524		$ 524
FaceBank Group, Inc Pre-Merger [Member] | Lease Settlement [Member]
Common stock issued for lease settlement, shares | shares			18,935
Common stock issued for lease settlement			$ 100
Shares issued price per share | $ / shares			$ 6.90